Superannuation commitments - Contributions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Superannuation commitments
Funding surplus	$ 47	$ 53
Employer contributions	89	63
Member contributions	8	9
Expected contribution from the employer in the next fiscal year	$ 62
WGP
Superannuation commitments
Percentage of contribution on member's salary	19.50%
WNZS
Superannuation commitments
Percentage of contribution on member's salary	17.00%
Parent Entity
Superannuation commitments
Employer contributions	$ 87	63
Member contributions	$ 8	$ 9